MATERIAL EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
MATERIAL EVENTS
NOTE 6 - MATERIAL EVENTS

NOTE 6 - MATERIAL EVENTS

In October 2007, prior management of the Company discontinued filing reports required under the Exchange Act, at which time current management considers the prior business of the Company to have been abandoned. In February 2009, the Company filed a Form 15 with the SEC terminating the registration of its class of common stock under Section 12(g) of the Exchange Act and its duty to file periodic and other reports with the SEC.

Current management assumed control of the Company in November 2018. This Registration Statement is being filed to register the Company’s class of common stock under Section 12 of the Exchange Act on a voluntary basis.

On November 29, 2018, the Eight Judicial District Court of Nevada entered an order appointing Bryan Glass as custodian of the Company, authorizing and directing him to, among other things, take any action reasonable, prudent and for the benefit of the Company, including reinstating the Company under Nevada law, appointing officers and convening an annual meeting of stockholders (the “Order”).

On November 30, 2018, Bryan Glass, as custodian, appointed himself to serve as an interim director of the Company until the next meeting of stockholders, as permitted by the Order. Also, on November 30, 2018, the board of directors and the custodian appointed Bryan Glass as our President, Secretary and Treasurer and authorized the issuance of 12,000,000 shares of stock to Mr. Glass for an aggregate price of $120.

On December 6, 2018, the Company filed a Certificate of Reinstatement with the state of Nevada to reestablish the Company’s existence.

On January 16, 2019, the Company held a stockholder’s meeting at which Mr. Glass was elected as the sole director of the Company.

On November 30, 2020, Mr. Bryan Glass, our President and a sole director of the Company, resigned from both positions as part of his departure from the Company. Mr. Glass served as the President, Secretary and Treasurer and a member of our Board since November 30, 2018. This resignation is not the result of any disagreement with the Company on any matter related to the Company’s operations, policies, or practices.

On November 30, 2020, the board of directors appointed Mr. Michael Hill, as the sole director of the Company, and as interim Chief Executive Officer and Chief Financial Officer of the Company. The board of directors has agreed to compensate Mr. Hill at a rate of $25,000 per month during his interim service to the Company.

On February 10, 2021, the Company entered into a non-binding Letter of (the “LOI”) with CBDBP. Under the terms of the LOI, the Company agreed to acquire CBDBP as its wholly owned subsidiary, such that the Company would acquire all of the outstanding equity of CBDBP and the holders of the shares of CBDBP immediately prior to the Merger would receive 10,000 shares of Series A Preferred Stock, 800 shares of Series B Preferred Stock and 3,000,000 shares of Series C Preferred Stock.

On March 25, 2021, XLR Medical Corp. (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Senior Secured Promissory Note (the “Note”), in the aggregate principal amount of up to $1,666,666.67 or so much as has been advanced in one or more tranches. The Note carries an original issue discount of $166,666.67, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the potential aggregate purchase price of the Note is $1,500,000. The initial tranche was paid upon closing in an amount of $700,000, resulting in a current face value of the Note of $777,777.78. As additional consideration for the first tranche funded upon closing, the Company issued to the Investor 116,667 shares of its common stock. Upon future tranches being funded under the Note, the Company shall issue to the Investor an amount of the Company’s restricted common stock equal to the purchase price of such future tranche or tranches divided by six. The maturity date of each tranche of the Note is twelve months after the payment of such tranche. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form 8-K. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants, and $2.00 per share for 50% of the Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

As stated in our 8-K filing dated April 12, 2021, on April 12, 2021, Bloomios (the “Company”), acquired CBDBP.

The foregoing summaries of the Purchase Agreement, the Note, the Warrants and the Security Agreement do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 10.1, 10.2, 10.3, and 4.1, respectively, to the Current Report on Form 8-K filed on April 2, 2021, which are incorporated herein by reference.

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $252,875.00 and the Company paid the amount on April 6, 2021. The note has been paid in full.

On April 8, 2021, the Company established a wholly owned subsidiary with the Oregon Secretary of State, Bloomios Labs, LLC, an Oregon limited liability company.

On April 12, 2021, XLR Medical Corp (the “Company”), acquired CBDBP. XLR issued 10,000 shares of its Series A Preferred Stock and 800 shares of its Series B Preferred Stock as the purchase price.

On April 16, 2021, we received notification from the U.S. Small Business Administration (“SBA”) that our Paycheck Protection Program Loan Forgiveness Application was approved, and our Paycheck Protection Program loan has been paid in full.

On April 19, 2021, the Company established a wholly owned subsidiary with the Florida Secretary of State, Bloomios Private Label, LLC, a Florida limited liability company.

On June 16, 2021, Mr. Michael Hill, our Chief Executive Officer, Chief Financial Officer and Director, resigned his position as Chief Financial Officer and appointed Mr. John Bennett. The reason for Mr. Hill’s resignation as Chief Financial Officer was solely to expand the management team. Mr. Hill will remain the Chief Executive Officer and a Director of the Company. The board of directors has agreed to compensate Mr. Hill at a rate of $25,000 per month pursuant to his employment agreement.

On June 16, 2021, the board of directors appointed Mr. Barrett Evans to the positions of President, Chief Strategy Officer and Director. The board of directors has agreed to compensate Mr. Evans at a rate of $25,000 per month pursuant to his employment agreement.

On June 16, 2021, the board of directors appointed Mr. John Bennett, as director and Chief Financial Officer of the Company. The board of directors has agreed to compensate Mr. Bennett at a rate of $12,500 per month pursuant to his employment agreement.

On July 9, 2021, we entered into a purchase agreement with Burdell Partners, LLC, hereinafter (“BP”), pursuant to which BP has agreed to purchase from us up to an aggregate of $6,500,000 of our common stock (subject to certain limitations) from time to time over the term of the Purchase Agreement. Also, on July 9, 2021, we entered into a registration rights agreement with BP, which we refer to in this prospectus as the Registration Rights Agreement, pursuant to which we are required to file with the SEC a registration statement that includes this prospectus to register for resale under the Securities Act of 1933, as amended, or the Securities Act, the shares of common stock that have been or may be issued to BP under the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, at the time we signed the Purchase Agreement and the Registration Rights Agreement, we were required to issue 50,000 shares of our common stock (which are yet to be issued) and 50,000 warrants to BP as consideration for its commitment to purchase shares of our common stock under the Purchase Agreement, which we refer to in this prospectus as the Commitment Shares and Commitment Warrants.

We do not have the right to commence any sales of our common stock to BP under the Purchase Agreement until certain conditions set forth in the Purchase Agreement, all of which are outside of BP’s control, have been satisfied, including that the SEC has declared effective the registration statement that includes this prospectus. Thereafter, we may, from time to time and at our sole discretion, direct BP to purchase shares of our common stock in amounts up to 100,000 shares on any single business day, subject to a maximum of $500,000 per purchase, plus other “VWAP Purchases” under certain circumstances. There are no trading volume requirements or restrictions under the Purchase Agreement, and we will control the timing and amount of any sales of our common stock to BP. The purchase price of the shares that may be sold to BP under the Purchase Agreement will be based on the market price of our common stock preceding the time of sale as computed under the Purchase Agreement. The purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the business days used to compute such price. We may at any time in our sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business day notice. There are no restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement or Registration Rights Agreement, other than a prohibition on entering into a “Variable Rate Transaction,” as defined in the Purchase Agreement. BP may not assign or transfer its rights and obligations under the Purchase Agreement.

NOTE 6 – MATERIAL EVENTS

In October 2007, prior management of the Company discontinued filing reports required under the Exchange Act, at which time current management considers the prior business of the Company to have been abandoned. In February 2009, the Company filed a Form 15 with the SEC terminating the registration of its class of common stock under Section 12(g) of the Exchange Act and its duty to file periodic and other reports with the SEC.

Current management assumed control of the Company in November 2018. This Registration Statement is being filed to register the Company’s class of common stock under Section 12 of the Exchange Act on a voluntary basis.

On November 29, 2018, the Eight Judicial District Court of Nevada entered an order appointing Bryan Glass as custodian of the Company, authorizing and directing him to, among other things, take any action reasonable, prudent and for the benefit of the Company, including reinstating the Company under Nevada law, appointing officers and convening an annual meeting of stockholders (the “Order”).

On November 30, 2018, Bryan Glass, as custodian, appointed himself to serve as an interim director of the Company until the next meeting of stockholders, as permitted by the Order. Also, on November 30, 2018, the board of directors and the custodian appointed Bryan Glass as our President, Secretary and Treasurer and authorized the issuance of 12,000,000 shares of stock to Mr. Glass for an aggregate price of $120.

On December 6, 2018, the Company filed a Certificate of Reinstatement with the state of Nevada to reestablish the Company’s existence.

On January 16, 2019, the Company held a stockholder’s meeting at which Mr. Glass was elected as the sole director of the Company.

On November 30, 2020, Mr. Bryan Glass, our President and a sole director of the Company, resigned from both positions as part of his departure from the Company. Mr. Glass served as the President, Secretary and Treasurer and a member of our Board since November 30, 2018. This resignation is not the result of any disagreement with the Company on any matter related to the Company’s operations, policies, or practices.

On November 30, 2020, the board of directors appointed Mr. Michael Hill, as the sole director of the Company, and as interim Chief Executive Officer and Chief Financial Officer of the Company. The board of directors has agreed to compensate Mr. Hill at a rate of $25,000 per month during his interim service to the Company.